Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary Of Guarantee Obligations
40.1 Details of acceptances and guarantees as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Confirmed acceptances and guarantees
Confirmed acceptances and guarantees in Korean won:
Acceptances and guarantees for KB purchasing loan	￦	167,538	￦	148,786
Others		918,670		945,027

		1,086,208		1,093,813

Confirmed acceptances and guarantees in foreign currencies:
Acceptances of letter of credit		502,217		277,370
Letter of guarantees		78,414		47,665
Bid bond		19,998		12,549
Performance bond		976,008		1,111,589
Refund guarantees		1,705,796		3,561,227
Others		3,485,842		3,572,149

		6,768,275		8,582,549

Financial guarantee contracts:
Acceptances and guarantees for issuance of debentures		5,040		—
Acceptances and guarantees for mortgage		94,861		94,027
Overseas debt guarantees		509,157		470,579
International financing guarantees in foreign currencies		181,241		616,554

		790,299		1,181,160

		8,644,782		10,857,522

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		3,042,911		2,785,484
Refund guarantees		1,528,359		1,301,376

		4,571,270		4,086,860

	￦	13,216,052	￦	14,944,382

Summary Of Credit Risk Exposure Of Payment Gurantees Explanatory
40.2 Credit qualities of acceptances and guarantees as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	5,939,025	￦	1,140	￦	—	￦	5,940,165
Grade 2		1,882,080		10,474		—		1,892,554
Grade 3		494,924		18,649		—		513,573
Grade 4		63,689		215,382		442		279,513
Grade 5		—		4,130		14,847		18,977

		8,379,718		249,775		15,289		8,644,782

Unconfirmed acceptances and guarantees
Grade 1		3,232,325		844		—		3,233,169
Grade 2		1,040,908		36,879		—		1,077,787
Grade 3		4,685		13,308		—		17,993
Grade 4		1,265		236,687		5		237,957
Grade 5		—		199		4,165		4,364

		4,279,183		287,917		4,170		4,571,270

	￦	12,658,901	￦	537,692	￦	19,459	￦	13,216,052

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	8,485,824	￦	170,322	￦	—	￦	8,656,146
Grade 2		1,763,259		22,065		—		1,785,324
Grade 3		40,595		7,368		—		47,963
Grade 4		67,729		294,635		457		362,821
Grade 5		—		1,182		4,086		5,268

		10,357,407		495,572		4,543		10,857,522

Unconfirmed acceptances and guarantees
Grade 1		3,071,076		—		—		3,071,076
Grade 2		734,886		19,210		—		754,096
Grade 3		8,600		10,692		—		19,292
Grade 4		1,828		237,200		—		239,028
Grade 5		—		—		3,368		3,368

		3,816,390		267,102		3,368		4,086,860

	￦	14,173,797	￦	762,674	￦	7,911	￦	14,944,382

Summary Of Acceptance and Guarantees By Counterparty
40.3 Classifications of acceptances and guarantees by counterparty as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Large companies	￦	7,530,546	￦	3,810,565	￦	11,341,111	85.81
Small and medium-sized companies		718,722		496,709		1,215,431	9.20
Public sector and others		395,514		263,996		659,510	4.99

	￦	8,644,782	￦	4,571,270	￦	13,216,052	100.00

	December 31, 2023
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Large companies	￦	9,988,889	￦	3,397,689	￦	13,386,578	89.58
Small and medium-sized companies		736,810		454,574		1,191,384	7.97
Public sector and others		131,823		234,597		366,420	2.45

	￦	10,857,522	￦	4,086,860	￦	14,944,382	100

Summary Of Acceptance And Guarantees By Industry
40.4 Classifications of acceptances and guarantees by industry as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	462,657	￦	2,012	￦	464,669	3.52
Manufacturing		3,851,832		3,589,948		7,441,780	56.31
Service		751,846		31,465		783,311	5.93
Wholesale and retail		2,181,469		658,875		2,840,344	21.49
Construction		420,937		47,465		468,402	3.54
Public sector		32,635		81,607		114,242	0.86
Others		943,406		159,898		1,103,304	8.35

	￦	8,644,782	￦	4,571,270	￦	13,216,052	100.00

	December 31, 2023
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	1,263,253	￦	591	￦	1,263,844	8.46
Manufacturing		5,527,285		3,109,100		8,636,385	57.79
Service		788,908		102,028		890,936	5.96
Wholesale and retail		2,297,162		614,053		2,911,215	19.48
Construction		363,517		116,950		480,467	3.22
Public sector		31,732		62,440		94,172	0.63
Others		585,665		81,698		667,363	4.46

	￦	10,857,522	￦	4,086,860	￦	14,944,382	100

Summary Of Commitments Explanatory
40.5 Details of commitments as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	51,871,280	￦	55,688,438
Retail loan commitments		51,241,471		56,142,850
Credit line of credit cards		77,825,953		83,325,862
Purchase of other securities		7,357,198		8,749,029

		188,295,902		203,906,179

Financial guarantee contracts
Credit line		7,135,542		5,901,644
Purchase of securities		371,201		745,401

		7,506,743		6,647,045

	￦	195,802,645	￦	210,553,224

Summary of Other Matters (Including Litigation)
40.6 Other Matters (including litigation)
a) The Group has 115 pending lawsuits as a plaintiff (excluding simple lawsuits related to the collection or management of loans), with aggregate claims amount of ￦ 1,893,443 million, and 344 pending lawsuits as a defendant (excluding simple lawsuits related to the collection or management of loans) with aggregate claims amount of ￦ 1,312,052 million, which arose in the normal course of the business, as of December 31, 2023. Details of major pending lawsuits in which the Group is a defendant are as follows:
(In number of cases, in millions of Korean won)

Company	Lawsuits	No. of cases	Amount		Description of the lawsuits	Status of the lawsuits
Kookmin Bank	Request for a return of redemption amount	1	￦	54,168
Kookmin Bank invested the assets entrusted by OO Asset Management and OO Investment Trust Management in the Fairfield Sentry Limited(the Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff) and then redeemed them and returned them to the beneficiaries. Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses.
Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
						Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is in progress at the New York Southern District Federal Bankruptcy Court (10-3777) at the written complaint review stage]

Company	Lawsuits	No. of cases	Amount	Description of the lawsuits	Status of the lawsuits
	Expropriation of long-term leasehold rights	1	322,350
Kookmin Bank invested assets entrusted by OO Asset Management Co., Ltd. in loans that are directly or indirectly collateralized by long-term leasehold rights of the building and land leasehold rights (hereinafter referred to as “the real estate in this case”) of Union Station in Washington, D.C., the United States.
The Plaintiff, who is the operator of the railway facility, filed this lawsuit against those concerned with the real estate in this case, including Kookmin Bank, to expropriate the real estate in this case and determine indemnity.
					Kookmin Bank submitted the response letter and will proceed with the process in the future.
	Return of unjust enrichment	1	140,860
As Russia’s OOO Bank, which was trading with the bank through a foreign exchange account, was listed on the SDN (Specifically Designated Nationals) list of the Office of Foreign Assets Control (OFAC) under the U.S. Treasury Department, the bank froze the foreign currency account in the name of the OOO Bank
Accordingly, Russia’s OOO Bank filed a lawsuit seeking the return of the account balance to the Moscow City Commercial Court in Russia
					Responding to local court trial schedule
Kookmin Bank	Claim for damages	1	90,435
PT Bank KB Bukopin Tbk requested an auction of TMJ’s shares in order to collect the loan to TMJ (a distressed company); NKLI won the auction and then received a loan from the bank for the purpose of purchasing TMJ shares. NKLI’s intention was to take control over TMJ and launch mining business; however, NKLI was unable to take control and launch the business due to legal disputes with the bankruptcy trustee of TMJ and court-appointed mine management company, and also lost a lawsuit against the mine management company.
As a result, NKLI filed a legal suit to PT Bank KB Bukopin Tbk stating that the bank’s recommendation to purchase TMJ’s shares was inappropriate since the bank did not intentionally share the legal issues and associated risks thereof.
					A legal representative has been appointed to handle the case, and the legal proceedings will proceed.

Company	Lawsuits	No. of cases	Amount	Description of the lawsuits	Status of the lawsuits
KB Securities Co., Ltd.	Request for a return of transaction amount (Australian fund)	1	34,453
The plaintiffs OOOO Securities and OOOO Life Insurance filed lawsuits, claiming that the KB Securities Co., Ltd. provided false information on major matters in the product description while selling JB Australia NDIS Private Fund No.1 (on April 25, 2019, plaintiffs invested ￦ 50 billion each) (a) (Primary claim) requesting KB Securities Co., Ltd. to return unjust enrichment of ￦ 100 billion for cancelation of sales contracts of beneficiary certificates due to an error or termination of the contract due to default, (b) (Secondary claim) requesting for compensation for damages in investments amounting to ￦ 100 billion due to violation of the investor protection obligation and fraudulent transactions of KB Securities Co., Ltd. and OOO Asset Management.
The Plaintiff’s complaint price was changed to ￦ 34.45 billion due to the Plaintiff’s request to change the purpose and cause of the claim on November 13, 2023.

Second trial is in progress (The
pleading of the First trial was closed
on January 24, 2024, the judgement
date of the First trial is February 14,
2024. Both plaintiff and defendant
appealed on March 05, 2024.
The pleading of the Second trial date has not been set.)

b) On April 7, 2023, Kookmin Bank entered into a new share subscription agreement with STIC Eugene Star Holdings Inc.(hereinafter referred to as STIC”), under which STIC will acquire 31,900,000,000 shares at a price of IDR 3.19 trillion, of which Kookmin Bank’s subsidiary, PT Bank KB Bukopin Tbk, will issue. As a result of the agreement, Kookmin Bank will hold a call option to purchase the shares held by the STIC, starting from 2 years and 6 months after the date of acquisition, for a period of 6 months. If Kookmin Bank does not exercise the call option during the designated period, STIC will have the right to sell the acquired shares back to the bank, also known as holding a put option right, within 1 year after the expiration of the call option period.
c) Kookmin Bank is currently under investigation by the Fair Trade Commission regarding the possibility of unfair joint actions by commercial banks. It is impossible to predict the outcome of the investigation.
d)

In June 2013, KB Kookmin Card Co., Ltd. had an accident in which cardholders’ personal information was stolen (hereinafter referred to as “accident”) due to illegal activities by employees of personal credit information company in charge of development of the system upgrading to prevent fraudulent use of credit card. As a result, KB Kookmin Card Co., Ltd. was notified by the Financial Services Commission of the suspension of some new business for 3 months as of February 16, 2014. In respect of the accident, the Group faces 1 legal claim filed as a defendant, with an aggregate claim amount of ￦ 51 million as of December 31, 2023.
e
) As of December 31, 2023, KB KOLAO Leasing Co., Ltd. is selling LVMC Holdings (formerly Kolao Holdings) allied receivables that are overdue by three months or more to Lanexang Leasing Co., Ltd. in accordance with the agreement.

f) As of December 31, 2023, KB Capital Co., Ltd. and PT Sunindo Primasura are required to hold the shares of PT Sunindo Kookmin Best Finance for five years after May 18, 2020, when the purchase of shares was completed. If one party is going to sell all or part of the shares, provide them as collateral, trade or dispose of them, it should give the opportunity to exercise preemption to the other party by providing written proposal including transfer price, payment method, and others.
g
) KB Securities Co., Ltd., as an investment broker, managed the sale of private equity funds and trusts amounting to ￦ 326,500 million, which lends to corporations (borrowers) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund has been suspended due to the breach of contract by local borrowers in Australia; therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is a defendant as of December 31, 2023. In one of them, the first trial ruling ordered the payment of ￦ 29,800 million in investment principal and delayed interest on February 7, 2023, but the second trial on January 29, 2024 ruled against the conclusion, ordering the payment of ￦ 12,000 million in investment principal and delayed interest thereon. Another case was ruled in October, ordering the payment of ￦ 8,460 million in remaining principal and interest, along with delayed interest on ￦
8,290
 million principal. However, the judgment may be changed at the higher court. The other case is still in the first trial.
h
) In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2023, associated with ‘Lime Thetis Qualified Investor Private Investment Trust No.2’ and ‘Lime Pluto FI Qualified Investor Private Investment Trust
No.D-1’
whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is ￦ 146,300 million. Meanwhile, the Group sold ￦ 68,100 million of feeder funds of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management’s license as a fund manager was revoked by the Financial Supervisory Service’s sanctions review committee, and most of its redemption-suspended funds and normal funds have been transferred to Wellbridge Asset Management (the bridge management company) to continue to collect and distribute investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed. In this regard, KB Securities Co., Ltd. faces four claims filed as a defendant as of December 31, 2023. The Group has accounted for the estimated loss due to the possibility of additional lawsuits in the future as a provision for litigations.
i
) As of December 31, 2023, KB Real Estate Trust Co., Ltd. may lend ￦ 3,627,400 million to the trust accounts, which is part of the total project cost related to borrowing-type land trust contracts (including maintenance projects). Whether or not KB Real Estate Trust Co., Ltd. will lend to a trust account is not an unconditional payment obligation, and it is judged by considering all matters such as the fund balance plan of its own account and trust business.
j
) KB Real Estate Trust Co., Ltd. is carrying out the completion guarantee management-type land trust project (72 cases, including Gonghang-dong Airport City, excluding construction project), that bears responsibility for the completion guarantee when the construction company fails to fulfill responsibility for the completion guarantee and bears responsibility for compensating for damages to lending financial institutions as of December 31, 2023. The total credit line of PF loan related to the completion guarantee management-type land trust project is ￦ 5,620,600 million, and the used credit line is ￦ 4,002,000 million as of December 31, 2023. The amount of compensation for damages charged to KB Real Estate Trust Co., Ltd. is measured after determining whether the damage occurred due to KB Real Estate Trust Co., Ltd.’s failure to the completion guarantee. Since the amount of loss cannot be measured reliably, this impact was not reflected in the financial statements at the end of the current period. The Group plans to continuously monitor the process progress at each business site.